Schedule of Estimated Using Black-Scholes Valuation Model for Fair Value of Broker Options (Details)	6 Months Ended
Dec. 31, 2020 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.31%
Dividend yield	0.00%
Volatility	100.00%
Weighted average life	3 years
CAD [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price	$ 0.35